Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheet of December 31, 2023, is analyzed as follows:

		Year/Period Ended
Loan facilities	Borrowers	December 31, 2022	December 31, 2023
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$6,200,000	$4,600,000
$4.5 Million Term Loan Facility (b)	Bistro	2,850,000	—
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	11,993,000	10,109,000
$40.75 Million Term Loan Facility (d)	Liono-Snoopy-Cinderella-Luffy	34,980,000	23,055,000
$23.15 Million Term Loan Facility (e)	Bagheera-Garfield	17,800,500	—
$55.00 Million Term Loan Facility (f)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	44,395,000	32,040,000
$22.5 million Term Loan Facility (g)	Tom-Jerry	22,250,000	16,800,000
Total long-term debt		$140,468,500	$86,604,000
Less: Deferred financing costs		(1,696,738)	(808,215)
Total long-term debt, net of deferred finance costs		$138,771,762	$85,795,785

Presented:
Current portion of long-term debt		$29,848,400	$18,089,000
Less: Current portion of deferred finance costs		(677,585)	(409,705)
Current portion of long-term debt, net of deferred finance costs		$29,170,815	$17,679,295

Debt related to assets held for sale		$—	$2,415,000
Less: Current portion of deferred finance costs		—	(8,352)
Debt related to assets held for sale, net of deferred finance costs		$—	$2,406,648

Non-Current portion of long-term debt		110,620,100	66,100,000
Less: Non-Current portion of deferred finance costs		(1,019,153)	(390,158)
Non-Current portion of long-term debt, net of deferred finance costs		$109,600,947	$65,709,842

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements (including the debt related to assets held for sale) as of December 31, 2023, required to be made after the balance sheet date, are as follows:

Twelve-month period ending December 31,	Amount
2024	$20,504,000
2025	21,015,000
2026	25,175,000
2027	19,910,000
Total long-term debt	$86,604,000